Recognitions of Trade Date Profit (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Recognitions of Trade Date Profit
Balance, beginning of year		€ 690	€ 916
Balance, Recognitions of Trade Date Profit IFRS 9	[1]	596
New trades during the period		226	277
Amortization		(126)	(282)
Matured trades		(126)	(140)
Subsequent move to observability		(42)	(71)
Exchange rate changes		2	(11)
Balance, end of year		€ 531	€ 690

[1]	Opening balances have been restated due to reassessment of trades due to IFRS 9.